Consolidated Statement of Cash Flow - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net loss for the period	SFr (98,181)	SFr (50,790)
Adjustments for:
Income tax (income)/expense	(13,503)	(3,526)
Depreciation and amortization expense	3,318	3,860
Impairment of intangible assets	95,895	26,424
Impairment of receivables	36	24
Reversal of impairment loss	(73)	(453)
Gain from fair value adjustments to contingent payments	(4,782)	(8,892)
Finance expenses	883	1,920
Finance income	(93)	(18)
Interest expenses paid on borrowings and lease liabilities	(143)	(374)
Gain on divestment of intangible assets	(125)
Change in defined benefit obligations	(667)	(79)
Share-based payment expense	814	2,186
Changes in working capital:
Decrease/(Increase) in inventories	(330)	164
Decrease/(Increase) in trade receivables	129	(19)
Decrease/(Increase) in other assets	(163)	6,481
(Decrease)/increase in trade payables	(599)	(75)
(Decrease)/increase in provisions	440	(586)
(Decrease)/increase in other payables and liabilities	(468)	(373)
Cash flow used in operating activities	(17,612)	(24,126)
Payments for property, plant and equipment	(446)	(33)
Payments for intangible assets		(488)
Payments for other financial assets	(5)	(38)
Proceeds from partial divestment of intangible assets	8,865
Proceeds from acquisition price adjustment of intangible assets	188
Milestone payments related to acquisition of subsidiaries		(7,920)
Proceeds from other financial assets		462
Interest received	93	18
Cash flow from (used in) investing activities	8,695	(7,999)
Proceeds from capital increase	5,014	60
Sale of treasury shares	80	7,051
Equity transaction costs	(494)	(223)
Repayment of lease liabilities	(530)	(390)
Repayment of borrowings	(20)	(81)
Cash flow from financing activities	4,050	6,417
Net increase in cash and cash equivalents	(4,867)	(25,708)
Cash and cash equivalents at beginning of period	19,237	44,761
Exchange difference on cash and cash equivalents	186	184
Cash and cash equivalents at end of period	SFr 14,556	SFr 19,237